Subordinated Notes And Debentures - Summary of Subordinated Notes and Debentures (Parenthetical) (Detail) - CAD ($) shares in Millions, $ in Millions				12 Months Ended
	Sep. 30, 2020	Jun. 24, 2020	Apr. 22, 2020	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 11,477	$ 10,725
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				5-year Mid-Swap Rate
2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.692%
Maturity date				June 24, 2025
Notes issued					1,496
Earliest par redemption date				Jun. 24, 2020
Reset spread (%)				1.21%
2.692% subordinated debentures due June 24, 2025 [member] | Subordinated debenture [member]
Disclosure of detailed information about borrowings [line items]
Subordinated debentures		$ 1,500
Interest rate		2.692%
Redemption percentage		100.00%
Maturity date		June 24, 2025
2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.982%
Maturity date				September 30, 2025
Notes issued					996
Earliest par redemption date				Sep. 30, 2020
Reset spread (%)				1.83%
2.982% subordinated debentures due September 30, 2025 [member] | Subordinated debenture [member]
Disclosure of detailed information about borrowings [line items]
Subordinated debentures	$ 1,000
Interest rate	2.982%
Redemption percentage	100.00%
Maturity date	September 30, 2025
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				525
Interest rate				3.589%
Maturity date				September 14, 2028
Notes issued				$ 1,743	1,738
Earliest par redemption date				Sep. 14, 2023
Reset spread (%)				1.06%
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				450
Interest rate				3.224%
Maturity date				July 25, 2029
Notes issued				$ 1,561	1,509
Earliest par redemption date				Jul. 25, 2024
Reset spread (%)				1.25%
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				900
Interest rate			3.105%	3.105%
Maturity date				April 22, 2030
Notes issued			$ 3,000	$ 2,974
Earliest par redemption date			Apr. 22, 2025	Apr. 22, 2025
Reset spread (%)			2.16%	2.16%
Borrowings interest rate basis			Three-month Bankers' Acceptance rate
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				375
Interest rate				4.859%
Maturity date				March 4, 2031
Notes issued				$ 1,279	1,206
Earliest par redemption date				Mar. 04, 2026
Reset spread (%)				3.49%
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				450
NVCC Provisions, key assumption				Canadian to U.S. dollar exchange rate of 1.00
Interest rate				3.625%
Maturity date				September 15, 2031
Notes issued				$ 1,881	1,842
Earliest par redemption date				Sep. 15, 2026
Reset spread (%)				2.205%
3.06% Subordinated Debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued				525
Interest rate				3.06%
Maturity date				January 26, 2032
Notes issued				$ 1,839	$ 1,740
Earliest par redemption date				Jan. 26, 2027
Reset spread (%)				1.33%
Top of range [member] | 3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption			60 days
Bottom of range [member] | 3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption			30 days